Vessels, net - Summary of Analysis of Vessels, Net (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Vessel Cost, Balance at beginning of year	$ 292,065,147	$ 350,393,448
Vessel Cost, Acquisitions and improvements	87,117,946	39,004,423
Vessel Cost, Impairment loss		(10,894,124)
Vessel Cost, Disposal	(43,043,220)	(57,938,600)
Vessel Cost, Spin-off of drybulk carriers		(28,500,000)
Vessel Cost, Balance at end of year	336,139,873	292,065,147	$ 350,393,448
Accumulated depreciation, Balance at beginning of year	(111,217,895)	(124,042,367)
Accumulated depreciation, Impairment loss		1,898,101
Accumulated depreciation, Disposal	299,940	26,555,487
Accumulated depreciation, Depreciation for the year	(16,991,900)	(15,629,116)
Accumulated depreciation, Balance at end of year	(127,909,855)	(111,217,895)	(124,042,367)
Net book value, Balance at beginning of year	180,847,252	226,351,081
Net book value, Acquisitions and improvements	87,117,946	39,004,423
Net book value, Impairment loss	0	(8,996,023)	0
Net book value, Disposal	(42,743,280)	(31,383,113)
Net book value, Depreciation for the year	(16,991,900)	(15,629,116)
Net book value, Spin-off of drybulk carriers		(28,500,000)
Net book value, Balance at end of year	$ 208,230,018	$ 180,847,252	$ 226,351,081